American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2021

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Argentina — 1.1%
Globant SA(1)	165,924	35,627,201
Brazil — 8.4%
B3 SA - Brasil Bolsa Balcao	2,548,300	24,740,909
Banco BTG Pactual SA	1,100,700	20,082,541
Gerdau SA, Preference Shares	5,457,600	25,173,791
Locaweb Servicos de Internet SA	7,089,422	36,027,754
Magazine Luiza SA	6,528,672	28,308,542
Raia Drogasil SA	2,234,000	9,268,138
Randon SA Implementos e Participacoes, Preference Shares	4,833,500	11,246,715
Suzano SA(1)	756,100	9,896,138
TOTVS SA	3,500,400	19,531,335
Vale SA, ADR	3,342,195	56,483,095
WEG SA	2,530,800	35,246,590
		276,005,548
China — 37.4%
A-Living Smart City Services Co. Ltd.	3,194,500	13,378,203
Alibaba Group Holding Ltd., ADR(1)	753,185	179,077,266
Anhui Conch Cement Co. Ltd., H Shares	2,216,000	14,253,151
China Construction Bank Corp., H Shares	54,801,000	43,998,955
China Education Group Holdings Ltd.	9,550,000	17,703,980
China Gas Holdings Ltd.	4,976,000	20,026,059
China Tourism Group Duty Free Corp. Ltd., A Shares	1,000,917	47,507,859
CIFI Holdings Group Co. Ltd.	39,800,888	37,658,117
Contemporary Amperex Technology Co. Ltd., A Shares	334,100	16,589,095
Country Garden Services Holdings Co. Ltd.	3,568,000	29,308,710
Ganfeng Lithium Co. Ltd., H Shares	2,232,400	28,653,657
GDS Holdings Ltd., ADR(1)	454,658	46,447,861
Geely Automobile Holdings Ltd.	9,561,000	30,947,979
Industrial & Commercial Bank of China Ltd., H Shares	44,372,645	28,932,821
JD.com, Inc., ADR(1)	444,425	41,718,175
Kweichow Moutai Co. Ltd., A Shares	106,310	34,803,883
Li Ning Co. Ltd.	3,989,000	22,581,791
Luxshare Precision Industry Co. Ltd., A Shares	5,157,134	37,180,119
Meituan, Class B(1)	177,700	7,840,705
New Oriental Education & Technology Group, Inc., ADR(1)	156,305	27,762,894
Nine Dragons Paper Holdings Ltd.	14,595,000	23,512,912
Ping An Insurance Group Co. of China Ltd., H Shares	3,478,500	42,717,090
Sany Heavy Industry Co. Ltd., A Shares	5,541,380	35,145,826
Shenzhou International Group Holdings Ltd.	1,057,400	22,166,816
TAL Education Group, ADR(1)	350,808	27,201,652
Tencent Holdings Ltd.	2,905,400	247,762,991
Wuxi Biologics Cayman, Inc.(1)	3,420,000	42,248,793
Xinyi Solar Holdings Ltd.	23,001,818	49,107,468
Zhongji Innolight Co. Ltd., A Shares	1,830,938	12,953,312
		1,229,188,140
Hungary — 1.2%
OTP Bank Nyrt(1)	877,810	39,933,555

India — 8.2%
Asian Paints Ltd.	669,204	20,911,626
Bajaj Finance Ltd.	446,817	31,912,445
Bata India Ltd.	643,473	12,605,556
HDFC Bank Ltd.(1)	3,576,662	74,530,638
ICICI Bank Ltd., ADR(1)	2,011,611	33,412,859
Indraprastha Gas Ltd.	1,844,144	12,468,777
Jubilant Foodworks Ltd.	730,692	29,820,993
Tata Consultancy Services Ltd.	684,706	26,943,878
UltraTech Cement Ltd.	320,825	26,650,816
		269,257,588
Indonesia — 1.7%
Bank Rakyat Indonesia Persero Tbk PT(1)	115,943,300	38,319,503
Telekomunikasi Indonesia Persero Tbk PT	68,550,900	16,791,154
		55,110,657
Mexico — 2.5%
Cemex SAB de CV, ADR(1)	9,800,687	64,782,541
Wal-Mart de Mexico SAB de CV	6,544,675	18,625,780
		83,408,321
Philippines — 0.6%
Ayala Land, Inc.	24,231,200	19,506,092
Russia — 2.8%
Novatek PJSC, GDR	135,655	23,006,599
Sberbank of Russia PJSC, ADR (London)	1,761,672	25,431,056
Yandex NV, A Shares(1)	687,615	43,997,046
		92,434,701
South Africa — 4.3%
Capitec Bank Holdings Ltd.(1)	267,034	23,618,024
Kumba Iron Ore Ltd.	662,975	28,396,378
Naspers Ltd., N Shares	381,741	88,782,995
		140,797,397
South Korea — 15.5%
CJ Logistics Corp.(1)	178,357	26,022,756
Cosmax, Inc.(1)	130,101	12,097,321
Hyundai Motor Co.	262,452	55,257,408
LG Chem Ltd.	20,874	15,419,226
LG Household & Health Care Ltd.	11,239	15,134,373
Mando Corp.(1)	779,516	43,278,229
NAVER Corp.	127,392	42,480,682
Samsung Biologics Co. Ltd.(1)	22,476	14,993,713
Samsung Electro-Mechanics Co. Ltd.	328,476	55,215,733
Samsung Electronics Co. Ltd.	2,505,813	183,767,225
Samsung SDI Co. Ltd.	75,726	45,383,794
		509,050,460
Taiwan — 13.9%
ASPEED Technology, Inc.	324,000	20,454,649
Chailease Holding Co. Ltd.	9,558,338	59,095,214
Largan Precision Co. Ltd.	124,000	14,658,050
MediaTek, Inc.	300,000	9,693,978
Merida Industry Co. Ltd.	1,979,000	20,291,823
President Chain Store Corp.	1,338,000	12,612,741
Taiwan Semiconductor Manufacturing Co. Ltd.	13,788,939	301,309,114
Win Semiconductors Corp.	1,322,000	18,128,008
		456,243,577

Thailand — 0.8%
CP ALL PCL(1)	6,066,700	12,129,374
Muangthai Capital PCL(1)	6,961,000	14,806,398
		26,935,772
Turkey — 0.6%
BIM Birlesik Magazalar AS	2,106,988	18,732,205
TOTAL COMMON STOCKS (Cost $1,989,758,698)		3,252,231,214
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 12/31/21 - 8/15/26, valued at $10,704,381), in a joint trading account at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $10,494,156)		10,494,147
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $35,679,641), at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $34,980,029)		34,980,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,712,129	6,712,129
TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,186,276)		52,186,276
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $2,041,944,974)		3,304,417,490
OTHER ASSETS AND LIABILITIES — (0.6)%		(18,402,299)
TOTAL NET ASSETS — 100.0%		$3,286,015,191

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	27.8%
Consumer Discretionary	21.4%
Financials	15.2%
Communication Services	10.6%
Materials	9.6%
Industrials	5.1%
Consumer Staples	4.1%
Real Estate	1.8%
Health Care	1.7%
Utilities	1.0%
Energy	0.7%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	35,627,201	—	—
Brazil	56,483,095	219,522,453	—
China	322,207,848	906,980,292	—
India	33,412,859	235,844,729	—
Mexico	64,782,541	18,625,780	—
Russia	43,997,046	48,437,655	—
Other Countries	—	1,266,309,715	—
Temporary Cash Investments	6,712,129	45,474,147	—
	563,222,719	2,741,194,771	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.